SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
SHARE BASED COMPENSATION
Summary of share-based compensation expense

The following table summarizes the share-based compensation expense, by type of awards:

	For the Six Months Ended
	June 30,
	2023	2024
Employee stock options	937	221
Restricted share units grants	395	382
Total share-based compensation expense	1,332	603

The following table summarizes the share-based compensation by line items:

	For the Six Months Ended
	June 30,
	2023	2024
Cost of revenues	9	12
General and administrative expenses	1,242	590
Selling and marketing expenses	10	1
Research and development expenses	71	—
Total share-based compensation expense	1,332	603